Annual Report
                                 April 30, 1999


                          The AAL U.S. Government Zero
                         Coupon Target Fund Series 2001

                          The AAL U.S. Government Zero
                         Coupon Target Fund Series 2006

                               President's Letter

                                   [AAL LOGO]
                              THE AAL MUTUAL FUNDS


April 30, 1999


Dear shareholder:

We are pleased to provide you with the updated annual report for The AAL U.S. Government Zero Coupon Target Funds. In addition to the Target Funds, which are no longer open to investors, we also offer ten other diverse Funds (available in Class A, B and I shares) to help you plan for your financial future, including:


EQUITY-ORIENTED FUNDS

* The AAL Small Cap Stock Fund-Investing in Small Company Stocks

* The AAL Mid Cap Stock Fund-Investing in Mid-Sized Company Stocks

* The AAL International Fund-Investing in Foreign Stocks

* The AAL Capital Growth Fund-Investing in Large Company Stocks

* The AAL Equity Income Fund-Investing in Income-Producing Equity Securities

* The AAL Balanced Fund-Investing in Stocks, Bonds and Money Market Instruments


INCOME-ORIENTED FUNDS

* The AAL High Yield Bond Fund-Investing in Below Investment Grade Bonds

* The AAL Municipal Bond Fund-Investing in Investment Grade Municipal Bonds

* The AAL Bond Fund-Investing in Investment Grade Bonds

* The AAL Money Market Fund-Investing in Money Market Instruments


To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund-without additional sales charge. For more information about these Funds and the exchange privilege, contact your local registered representative or call Capital Connection(R) at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ Ronald G. Anderson

Ronald G. Anderson
President
AAL Capital Management Corporation

                             Portfolio Perspectives

The year ending April 30, 1999 was an uncertain one for bonds. With a slight increase in short-term interest rates and a stronger than expected U.S. economy, the bond market was in a difficult environment in late 1998 and early in 1999. Difficulties began with the Russian debt default, spread to the Southeast Asia crisis and later were impacted somewhat by the developments in Brazil.

Here in the United States, growing inflationary fears prompted an increase in long-term interest rates toward the end of the first quarter of 1999. Investors are anticipating that the Federal Reserve may raise interest rates to guard against rising inflation. The strong economy, higher oil prices and the declining jobless rates are fueling inflationary concerns. Increasing pressure on the labor markets could drive up wages which could, in turn, increase the costs for goods and services. The Federal Reserve says it will monitor the situation closely and if inflationary imbalances become more pronounced, it may need to raise interest rates in the coming months.

Michael R. Hilt
Portfolio Manager



                         Value of a $10,000 Investment
                          Including 4.75% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL U.S. GOVERNMENT       THE AAL U.S. GOVERNMENT       LEHMAN BROTHERS
TARGET FUND SERIES 2001       TARGET FUND SERIES 2006       AGGREGATE BOND INDEX

14-Nov-90     9,523.81        14-Nov-90      9,523.81       11/14/90   10,000.00
30-Nov-90     9,676.19        30-Nov-90      9,733.33       11/30/90   10,078.55
31-Dec-90     9,894.55        31-Dec-90     10,021.66       12/31/90   10,235.78
31-Jan-91     9,913.78        31-Jan-91      9,915.87        1/31/91   10,362.70
28-Feb-91     9,904.17        28-Feb-91      9,944.72        2/28/91   10,450.78
29-Mar-91     9,856.09        29-Mar-91      9,887.01        3/29/91   10,522.89
30-Apr-91     9,856.09        30-Apr-91      9,915.87        4/30/91   10,636.54
31-May-91     9,740.70        31-May-91      9,704.28        5/31/91   10,698.23
28-Jun-91     9,586.85        28-Jun-91      9,473.45        6/28/91   10,692.88
31-Jul-91     9,683.01        31-Jul-91      9,579.25        7/31/91   10,841.51
30-Aug-91    10,000.32        30-Aug-91      9,983.19        8/30/91   11,075.69
30-Sep-91    10,365.72        30-Sep-91     10,406.37        9/30/91   11,300.53
31-Oct-91    10,317.64        31-Oct-91     10,319.81       10/31/91   11,425.96
30-Nov-91    10,413.80        30-Nov-91     10,310.19       11/30/91   11,531.08
31-Dec-91    11,868.69        27-Dec-91     10,893.42       12/31/91   11,873.55
31-Jan-92    11,247.84        31-Dec-91     11,957.50        1/31/92   11,712.07
28-Feb-92    11,216.80        31-Jan-92     11,270.64        2/28/92   11,788.20
31-Mar-92    10,989.15        28-Feb-92     11,176.98        3/31/92   11,722.19
30-Apr-92    10,978.80        31-Mar-92     11,000.07        4/30/92   11,806.59
31-May-92    11,175.41        30-Apr-92     10,843.96        5/31/92   12,029.73
30-Jun-92    11,413.40        29-May-92     11,218.61        6/30/92   12,195.74
31-Jul-92    11,879.04        30-Jun-92     11,301.86        7/31/92   12,444.54
31-Aug-92    11,972.17        31-Jul-92     11,978.31        8/31/92   12,570.23
30-Sep-92    12,282.60        31-Aug-92     12,019.94        9/30/92   12,719.81
30-Oct-92    11,848.00        30-Sep-92     12,311.33       10/30/92   12,550.64
30-Nov-92    11,641.05        30-Oct-92     11,666.11       11/30/92   12,553.15
31-Dec-92    11,929.62        30-Nov-92     11,697.33       12/31/92   12,752.74
31-Dec-92    12,702.84        31-Dec-92     12,149.47        1/29/93   12,997.60
29-Jan-93    13,023.45        31-Dec-92     12,983.71        2/26/93   13,225.05
26-Feb-93    13,532.01        29-Jan-93     13,328.91        3/31/93   13,280.60
31-Mar-93    13,520.95        26-Feb-93     14,041.56        4/30/93   13,373.56
30-Apr-93    13,543.06        31-Mar-93     13,919.08        5/28/93   13,390.95
28-May-93    13,443.56        30-Apr-93     13,941.35        6/30/93   13,633.33
30-Jun-93    13,841.56        28-May-93     13,907.94        7/30/93   13,711.04
01-Jul-93    13,889.93        30-Jun-93     14,553.79        8/31/93   13,950.98
30-Jul-93    14,033.81        01-Jul-93     14,544.37        9/30/93   13,988.65
31-Aug-93    14,421.18        30-Jul-93     15,025.08       10/29/93   14,040.40
30-Sep-93    14,520.79        31-Aug-93     15,572.87       11/30/93   13,921.06
29-Oct-93    14,498.66        30-Sep-93     15,762.92       12/31/93   13,996.23
30-Nov-93    14,000.61        29-Oct-93     15,762.92        1/31/94   14,185.18
31-Dec-93    14,059.39        30-Nov-93     14,958.01        2/28/94   13,938.36
31-Dec-93    14,861.31        31-Dec-93     15,082.35        3/31/94   13,594.08
31-Jan-94    15,052.99        31-Dec-93     15,941.32        4/29/94   13,485.33
28-Feb-94    14,362.96        31-Jan-94     16,373.19        5/31/94   13,483.98
31-Mar-94    13,724.03        28-Feb-94     15,268.10        6/30/94   13,454.32
29-Apr-94    13,468.47        31-Mar-94     14,251.92        7/29/94   13,722.06
31-May-94    13,379.02        29-Apr-94     13,921.66        8/31/94   13,738.53
30-Jun-94    13,225.68        31-May-94     13,832.75        9/30/94   13,536.57
29-Jul-94    13,468.47        30-Jun-94     13,515.19       10/31/94   13,524.39
31-Aug-94    13,353.46        29-Jul-94     13,959.77       11/30/94   13,494.63
30-Sep-94    12,982.89        31-Aug-94     13,769.23       12/30/94   13,587.75
31-Oct-94    12,803.99        30-Sep-94     13,108.72        1/31/95   13,856.78
30-Nov-94    12,688.98        31-Oct-94     12,918.18        2/28/95   14,186.57
30-Dec-94    13,362.06        30-Nov-94     12,956.29        3/31/95   14,273.11
30-Dec-94    13,580.66        30-Dec-94     13,840.93        4/28/95   14,472.94
31-Jan-95    13,788.74        30-Dec-94     14,112.16        5/31/95   15,033.04
28-Feb-95    14,260.38        31-Jan-95     14,431.63        6/30/95   15,142.78
31-Mar-95    14,232.64        28-Feb-95     14,945.56        7/31/95   15,109.47
28-Apr-95    14,385.23        31-Mar-95     14,959.45        8/31/95   15,292.29
31-May-95    15,148.19        30-Apr-95     15,181.68        9/29/95   15,440.63
30-Jun-95    15,217.55        31-May-95     16,542.90       10/31/95   15,641.35
31-Jul-95    14,981.73        30-Jun-95     16,681.80       11/30/95   15,875.97
31-Aug-95    15,106.57        31-Jul-95     16,237.32       12/29/95   16,098.24
29-Sep-95    15,175.93        31-Aug-95     16,529.01        1/31/96   16,204.49
31-Oct-95    15,384.01        29-Sep-95     16,779.03        2/29/96   15,922.53
30-Nov-95    15,605.96        31-Oct-95     17,181.83        3/29/96   15,811.07
28-Dec-95    15,732.09        30-Nov-95     17,626.31        4/30/96   15,722.53
29-Dec-95    16,679.50        28-Dec-95     17,964.82        5/31/96   15,691.08
31-Jan-96    16,753.83        29-Dec-95     19,063.04        6/28/96   15,901.34
29-Feb-96    16,248.39        31-Jan-96     18,958.46        7/31/96   15,944.28
29-Mar-96    15,951.07        29-Feb-96     17,837.98        8/30/96   15,917.17
30-Apr-96    15,683.48        29-Mar-96     17,389.79        9/30/96   16,194.13
31-May-96    15,490.23        30-Apr-96     16,926.66       10/31/96   16,553.64
28-Jun-96    15,638.89        31-May-96     16,672.69       11/29/96   16,836.71
31-Jul-96    15,564.56        28-Jun-96     16,971.48       12/31/96   16,680.13
30-Aug-96    15,445.63        31-Jul-96     16,851.96        1/31/97   16,731.83
30-Sep-96    15,638.89        30-Aug-96     16,538.23        2/28/97   16,773.66
31-Oct-96    15,965.94        30-Sep-96     16,941.60        3/31/97   16,587.48
29-Nov-96    16,174.06        31-Oct-96     17,584.01        4/30/97   16,836.29
30-Dec-96    15,953.65        29-Nov-96     18,106.90        5/30/97   16,996.23
31-Dec-96    16,828.07        30-Dec-96     17,725.83        6/30/97   17,198.49
31-Jan-97    16,780.31        31-Dec-96     18,622.52        7/31/97   17,662.85
28-Feb-97    16,684.79        31-Jan-97     18,413.45        8/29/97   17,512.71
31-Mar-97    16,398.22        28-Feb-97     18,284.80        9/30/97   17,771.90
30-Apr-97    16,525.58        31-Mar-97     17,721.95       10/31/97   18,029.59
30-May-97    16,589.26        30-Apr-97     18,075.74       11/28/97   18,112.53
30-Jun-97    16,652.95        30-May-97     18,156.15       12/31/97   18,295.47
31-Jul-97    17,003.20        30-Jun-97     18,349.13        1/30/98   18,529.65
29-Aug-97    16,748.47        31-Jul-97     19,281.86        2/27/98   18,514.83
30-Sep-97    16,875.83        29-Aug-97     18,654.68        3/31/98   18,577.78
31-Oct-97    17,035.04        30-Sep-97     19,040.64        4/30/98   18,674.38
28-Nov-97    16,971.36        31-Oct-97     19,507.01        5/29/98   18,851.79
15-Dec-97    17,008.61        28-Nov-97     19,507.01        6/30/98   19,012.03
31-Dec-97    18,041.22        15-Dec-97     19,674.12        7/31/98   19,051.95
30-Jan-98    18,245.08        31-Dec-97     20,844.65        8/31/98   19,362.50
27-Feb-98    18,092.19        30-Jan-98     21,222.40        9/30/98   19,815.58
31-Mar-98    18,024.23        27-Feb-98     20,982.01       10/30/98   19,710.56
30-Apr-98    18,024.23        31-Mar-98     20,878.99       11/30/98   19,822.91
29-May-98    18,075.20        30-Apr-98     20,827.48       12/31/98   19,882.38
30-Jun-98    18,092.19        29-May-98     21,119.37        1/29/99   20,023.54
31-Jul-98    18,041.22        30-Jun-98     21,308.25        2/26/99   19,673.13
31-Aug-98    18,347.01        31-Jul-98     21,170.88        3/31/99   19,781.33
30-Sep-98    18,703.75        31-Aug-98     21,995.06        4/30/99   19,844.63
30-Oct-98    18,652.79        30-Sep-98     23,042.44
30-Nov-98    18,465.92        30-Oct-98     22,922.25
15-Dec-98    18,515.98        30-Nov-98     22,596.01
31-Dec-98    19,497.42        15-Dec-98     22,790.47
29-Jan-99    19,479.37        31-Dec-98     23,868.68
26-Feb-99    19,172.47        29-Jan-99     23,777.51
31-Mar-99    19,172.47        26-Feb-99     22,683.46
30-Apr-99    19,495.65        31-Mar-99     22,628.75
                              30-Apr-99     23,017.32






                          Average Annual Total Returns
                          Based on Net Amount Invested


                   The AAL U.S. Government Zero Coupon Target
                           Funds As of April 30, 1999


                  1-Year   5-Year   From Inception

Series 2001       6.23%             7.25%            8.83%

Series 2006       8.69%             10.11%  10.99%



                            SEC Standardized Returns
                              As of March 31, 1999


                  1-Year   5-Year   From Inception

Series 2001       6.49%             6.91%            8.90%

Series 2006       8.55%             9.65%            11.06%



Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                            Schedule of Investments

Investment Objective
The Funds seek high investment return from U.S. government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.


                The AAL U.S. Government Zero Coupon Target Fund
                                  Series 2001

SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal                                                              Yield to         Maturity          Market
Amount            Long-Term Obligations (100%)                         Maturity         Date              Value

U.S. GOVERNMENT ZERO COUPON BONDS

$1,796,000        Separate Trading of Registered Interest and
                  Principal of Securities (amortized cost basis
                  $1,499,142)...................................       5.15%            11/15/2001         $1,578,160




                The AAL U.S. Government Zero Coupon Target Fund
                                  Series 2006

  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal                                                              Yield to         Maturity          Market
Amount            Long-Term Obligations (100%)                         Maturity         Date              Value

U.S. GOVERNMENT ZERO COUPON BONDS

$2,408,000        Separate Trading of Registered Interest and
                  Principal of Securities (amortized cost basis
                  $1,341,370)..............................            5.43%            11/15/2006        $1,607,143



The accompanying notes to the financial statements are an integral part of this schedule.

                      Statement of Assets and Liabilities

AS OF APRIL 30, 1999

                The AAL U.S. Government Zero Coupon Target Funds

                                                      Series 2001    Series 2006
Assets
Investments, at value                                 $1,578,160     $1,607,143
(Cost: $1,499,142 and $1,341,370, respectively)
Cash                                                  6,031          2,196
Prepaid expenses                                      518            544
Total Assets                                          $1,584,709     $1,609,883

Liabilities
Income distributions payable                          $29,410        $29,055
Accrued expenses                                      9,456          6,068
Total Liabilities                                     $38,866        $35,123

Net Assets
Trust capital (beneficial interest)                   $1,464,582     $1,297,468
Accumulated undistributed net income                  309            805
Net unrealized appreciation on investments            79,018         265,773
Accumulated net realized gain on investments          1,934          10,714
Total Net Assets                                      $1,545,843     $1,574,760

Total Liabilities and Capital                         $1,584,709     $1,609,883


Shares of beneficial interest outstanding
(unlimited number of shares authorized)               145,908        127,100

Net asset value per share                             $10.59         $12.39

Maximum public offering price                         $11.12         $13.01

The accompanying notes to the financial statements are an integral part of this statement.

                            Statement of Operations

FOR THE YEAR ENDED APRIL 30, 1999

                The AAL U.S. Government Zero Coupon Target Funds

                                                  Series 2001        Series 2006
Investment Income
Taxable interest                                  $105,855           $104,485
Total Investment Income                           105,855            104,485

Expenses
Audit and legal fees                              3,806              3,805
Custodian fees                                    414                394
Administrative service fees                       2,592              2,592
Printing and postage expense                      631                770
SEC and state registration fees                   1,969              2,034
Transfer agent fees                               1,309              1,344
Trustees fees and expenses                        4,710              4,710
Other expenses                                    61                 61
Total Expenses                                    15,492             15,710

Net Investment Income                             90,363             88,775


Realized and Unrealized Gains on Investments
Net realized gains on investments                 2,875              20,752
Increase (Decrease) in unrealized
     appreciation on investments                  (844)              20,646
Net Realized & Unrealized Gains on Investments    2,031              41,398

Net Increase in Net Assets Resulting
     from Operations                              $92,394            $130,173

The accompanying notes to the financial statements are an integral part of this statement.

                       Statement of Changes in Net Assets


The AAL U.S. Government Zero Coupon Target Funds

                                          Series 2001                 Series 2006

                                          Year        Year            Year        Year
                                          Ended       Ended           Ended       Ended
                                          4/30/98     4/30/99         4/30/98     4/30/99
Operations
Net investment income                     $101,780    $90,363         $93,063     $88,775
Net realized gains on investments         11,549      2,875           9,307       20,752
Increase (decrease) in unrealized
   appreciation on investments            37,006      (844)           119,280     20,646
Net Increase in Net Assets
Resulting from Operations                 150,335     92,394          221,650     130,173

Distributions to Shareholders
Dividends from net investment income      (101,780)   (90,363)        (93,063)    (88,775)
Capital gains distributions               (11,128)    (5,518)         (14,421)    (12,850)
Total Distributions to Shareholders       (112,908)   (95,881)        (107,484)   (101,625)

Trust Shares Transactions
Income dividends reinvested               94,055      90,282          87,603      85,754
Capital gains distributions reinvested    10,811      5,483           14,308      12,747
Redemption of trust shares                (328,111)   (71,431)        (53,002)    (168,234)
Net Increase (Decrease) in Trust Capital  (223,245)   24,334          48,909      (69,733)
Net Increase (Decrease) in Net Assets     (185,818)   20,847          163,075     (41,185)

Net Assets Beginning of Period            1,710,814   1,524,996       1,452,870   1,615,945

Net Assets End of Period                  $1,524,996  $1,545,843      $1,615,94  5$1,574,760

The accompanying notes to the financial statements are an integral part of this statement.

                         Notes to Financial Statements


AS OF APRIL 30, 1999


A: Organization

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market and U.S. Government Zero Coupon Target Funds. The twelve AAL Mutual Funds are collectively referred to as the "Funds."

On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares by existing shareholders.


B:  Significant Accounting Policies

The Funds' principal accounting policies are:

Valuation-Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes-Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Distributions to Shareholders-Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other-For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

AS OF APRIL 30, 1999


C: Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995, the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser received $9,420 in fees for fiscal 1998-99 from the Target Funds. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets, number of shareholder accounts, or other reasonable basis of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.


D: Federal Income Tax Information (unaudited)

In early 1999, shareholders received information regarding all distributions paid to them by the Funds during the calendar year 1998. The Funds hereby designate the following as long-term capital gains:

         Series 2001       $  5,518
         Series 2006         12,850

AS OF APRIL 30, 1999

E: Security Transactions

During the years ended April 30, 1998, and April 30, 1999, purchases and sales of securities other than short-term obligations were as follows:


                            Purchases                           Sales
                      4/30/98      4/30/99             4/30/98        4/30/99

Series 2001             $--          $--               $352,146       $91,650
Series 2006              --           --                 72,054       189,275

All purchases and sales of The AAL U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1998, and April 30, 1999, were as follows:

                                  4/30/98                                                     4/30/99

                                                Net Unrealized                                              Net Unrealized
               Appreciation   (Depreciation)    Appreciation               Appreciation   (Depreciation)    Appreciation
Series 2001    $  79,862          $--           $  79,862                  $  79,018           $--           $  79,018
Series 2006      245,127           --             245,127                    265,773            --             265,773


F: Trust Transactions

Transactions in trust shares for the years ended April 30, 1998, and April 30, 1999, were as follows:

                                   Series 2001              Series 2006
                                   4/30/98   4/30/99        4/30/98   4/30/99

Shares purchased                   --        --             --        --
Income dividends reinvested        8,857     8,359          7,232     6,551
Capital gains reinvested.          1,019     505            1,181     968
Shares redeemed                    (30,893)  (6,692)        (4,504)   (13,631)
Net Increase (Decrease)
of Trust Shares                    (21,017)  2,172          3,909     (6,112)

                              Financial Highlights

PER SHARE INFORMATION
Series 2001

                                                Year            Year          Year           Year          Year
                                                Ended          Ended          Ended          Ended         Ended
                                                4/30/95        4/30/96        4/30/97        4/30/98       4/30/99

Net asset value: beginning of period.           $10.54         $10.37         $10.55         $10.38        $10.61

Income from Investment Operations
Net investment income                           0.66           0.65           0.64           0.63          0.64

Net realized and unrealized gain (loss)
on investments                                  --             0.33           (0.07)         0.30          0.02

Total from Investment Operations                0.66           0.98           0.57           0.93          0.66


Distributions from:
Net investment income                           (0.66)         (0.76)         (0.64)         (0.63)        (0.64)

Net realized capital gains                      (0.17)         (0.04)         (0.10)         (0.07)        (0.04)

Total Distributions                             (0.83)         (0.80)         (0.74)         (0.70)        (0.68)

Net increase (decrease) in net asset value      (0.17)         0.18)          (0.17)         0.23          (0.02)

Net asset value: end of period                  $10.37         $10.55         $10.38         $10.61        $10.59

Total return (c)                                6.82%          9.23%          5.42%          9.17%         6.23%

Net assets: end of period                       $1,754,517     $1,811,034     $1,710,814     $1,524,996    $1,545,843

Ratio of expenses to average net assets (a)     1.00%          1.00%          0.97%          0.77%         1.00%

Ratio of net investment income
to average net assets (b)                       6.50%          5.84%          6.08%          6.16%         5.88%

Portfolio turnover rate                         0.00%          0.00%          0.00%          0.00%         0.00%

(a) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

                Year         Year      Year        Year        Year
                Ended       Ended      Ended       Ended       Ended
                4/30/95     4/30/96    4/30/97     4/30/98     4/30/99

Series 2001     2.00%       1.74%      0.99%       0.84%       1.00%

Series 2006     2.49%       2.07%      1.17%       0.90%       0.97%

PER SHARE INFORMATION
Series 2006

 Year            Year            Year           Year            Year
Ended           Ended           Ended          Ended           Ended
4/30/95         4/30/96        4/30/97         4/30/98         4/30/99

$10.96          $10.93          $11.33         $11.24          $12.13


  0.73            0.71            0.71           0.70          0.71


  0.18            0.65            0.08           1.00          0.36

  0.91            1.36            0.79           1.70          1.07



(0.73)          (0.87)          (0.71)         (0.70)          (0.71)

(0.21)          (0.09)          (0.17)         (0.11)          (0.10)

(0.94)          (0.96)          (0.88)         (0.81)          (0.81)

(0.03)            0.40          (0.09)         0.89            0.26

$10.93          $11.33          $11.24         $12.13          $12.39


 9.05%          11.80%           6.84%         15.30%          8.69%

$1,400,161      $1,479,703      $1,452,870     $1,615,945      $1,574,760

1.00%           1.00%           1.00%          0.82%           0.97%


6.95%           5.83%           6.22%          6.03%           5.51%

0.00%           0.00%           0.00%          0.00%           0.00%

(b) If the Funds had paid all of their expenses the ratio of net investment income to average assets would have been as follows:

                  Year        Year         Year          Year         Year
                  Ended       Ended        Ended         Ended        Ended
                  4/30/95     4/30/96      4/30/97       4/30/98      4/30/99


Series 2001       5.51%       5.10%        6.07%         6.10%         5.88%

Series 2006       5.46%       4.76%        6.04%         5.96%         5.51%


(c) Total returns are based on net amount invested for a one-year period.

                       Report of Independent Accountants


PricewaterhouseCoopers

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202
Telephone (414) 212 1600



To the Shareholders and Trustees of
The AAL Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL U.S. Government Zero Coupon Target Fund Series 2001 and The AAL U.S. Government Zero Coupon Target Fund
Series 2006 (two of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the year ended April 30, 1999, and the other periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

May 22, 1999

Board of Trustees

John H. Pender-Chairman of the Board
Ronald G. Anderson
F. Gregory Campbell
Richard L. Gady
John O. Gilbert
Edward W. Smeds
Lawrence M. Woods


Officers

Ronald G. Anderson-President
Robert G. Same-Vice President & Secretary
Charles D. Gariboldi-Treasurer
Steven J. Fredricks-Assistant Secretary
Woodrow E. Eno-Assistant Secretary


Investment Adviser & Distributor

AAL Capital Management Corporation
222 West College Avenue
Appleton, WI  54919-0007


Custodian

Citibank, N.A.
111 Wall Street
New York, NY 10043


Transfer Agent & Disbursing Agent

Firstar Trust Company
615 East Michigan Street
P.O. Box 2981
Milwaukee, WI  53201-2981


Legal Counsel

Quarles & Brady
411 East Wisconsin Avenue
Milwaukee, WI  53202


Independent Accountants

PricewaterhouseCoopers LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI  53202


                                   [AAL LOGO]
                              THE AAL MUTUAL FUNDS
                222 West College Avenue, Appleton, WI 54919-0007
                                  800-553-6319
                       www.aal.org email: aalcmc@aal.org




C-50176AR  6/99